New and Amended Standards and Interpretations	12 Months Ended
Dec. 31, 2025
New and Amended Standards and Interpretations [Abstract]
New and Amended Standards and Interpretations
3.	New and Amended Standards and Interpretations:

Amendments that resulted from improvements to IFRS to the following standards did not have any significant impact on the accounting policies, financial position or performance of the Bank:

IAS 21 The Effects of Changes in Foreign Exchange Rates.

The IASB issued amendments to IAS 21. These amendments set out criteria that will allow entities to assess whether a currency is exchangeable and when it is not, so that they can determine the exchange rate to be used and the disclosures to be provided.